RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH [Abstract]
Restricted Cash
12.	RESTRICTED CASH

In connection with the requirements of a game license agreement entered into during 2012, a deposit of $35.8 million was placed with a bank as a pledged asset for the issuance of a standby letter of credit in favor of the licensor as of December 31, 2012. The deposit is restricted as to withdrawal or usage for five years since, the issuance of the standby letter of credit in 2012.